Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / lb $ / T	Dec. 31, 2024 MXN ($) $ / lb $ / T
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,628	$ 4,702
1-6 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 3,583	$ 1,451
Average exchange rate	19.37	18.79
1-6 months | Average exchange rate MXN/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 879	$ 568
Average exchange rate	20.17	19.55
1-6 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,446	$ 951
Average exchange rate	6.00	5.50
1-6 months | Average exchange rate BRL/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 3,144	$ 0
Average exchange rate	5.39	0
1-6 months | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 472
Average exchange rate		5.77
1-6 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 548	$ 275
Average exchange rate	4,214.17	4,133.57
1-6 months | Average exchange rate COP/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,049	$ 0
Average exchange rate	3,550	0
1-6 months | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 307
Average exchange rate		4,313
1-6 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 211	$ 517
Average exchange rate	1,543.36	1,197.76
1-6 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 296	$ 169
Average exchange rate	43.95	41.59
1-6 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 169	$ 240
Average exchange rate	529.18	531.13
1-6 months | Interest rate swaps | Interest rate swap
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,489	$ 440
1-6 months | Average price (USD/Ton) 1 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,672.02	2,480.15
1-6 months | Diesel price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 11
1-6 months | Average Price USD, Per Gallon | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		2.14
1-6 months | PX+MEG price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 72
1-6 months | Average price (USD/Ton) 2 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		950.00
1-6 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,332	$ 3,476
1-6 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.64	19.38
6-12 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 2,714	$ 126
Average exchange rate	19.06	20.71
6-12 months | Average exchange rate MXN/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 498	$ 1,127
Average exchange rate	18.61	20.61
6-12 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 617	$ 45
Average exchange rate	5.86	6.07
6-12 months | Average exchange rate BRL/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,348	$ 0
Average exchange rate	5.30	0
6-12 months | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 928
Average exchange rate		6.04
6-12 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 322	$ 22
Average exchange rate	4,107.59	4,163.63
6-12 months | Average exchange rate COP/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 299
Average exchange rate		4,361.66
6-12 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 16	$ 60
Average exchange rate	1,735	1,286
6-12 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 119	$ 113
Average exchange rate	41.14	44.13
6-12 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 119	$ 152
Average exchange rate	520.47	540.05
6-12 months | Interest rate swaps | Interest rate swap
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 130	$ 389
6-12 months | Average price (USD/Ton) 1 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,692.41	2,542.39
6-12 months | Diesel price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 11
6-12 months | Average Price USD, Per Gallon | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		2.14
6-12 months | PX+MEG price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 0
6-12 months | Average price (USD/Ton) 2 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		0
6-12 months | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 752	$ 1,500
6-12 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.49	19.14
More than 12 | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate MXN/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 18,092	$ 14,330
Average exchange rate	19.10	19.37
More than 12 | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate BRL/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 10,421	$ 16,823
Average exchange rate	4.95	5.05
More than 12 | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 0
Average exchange rate		0
More than 12 | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate COP/USD | Cross currency swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 1,184
Average exchange rate	0	3,550
More than 12 | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 0
Average exchange rate		0
More than 12 | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Interest rate swaps | Interest rate swap
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 8,983	$ 10,134
Average exchange rate	0.0016	0.0016
More than 12 | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
More than 12 | Average price (USD/Ton) 1 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0	0
More than 12 | Diesel price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 0
More than 12 | Average Price USD, Per Gallon | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		0
More than 12 | PX+MEG price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset		$ 0
More than 12 | Average price (USD/Ton) 2 | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		0
More than 12 | Sugar price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,672	$ 787
More than 12 | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.23	17.94